Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,233,604	7,154,984
Ordinary shares, outstanding	7,218,633	7,140,013
Ordinary shares, treasury shares	14,971	14,971